DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income Tax And Social Contribution
Schedule of expected nominal rates

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	24.94%

(i)	Amendments to Argentine tax legislation enacted in June 2021 and applicable from January 2021 increased the income tax rate from 30% to 35%.

Schedule of deferred income tax

	2022			2021
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	7.5	-	7.5	12.5	(2.5)	10.0
Intangible	-	(1,690.2)	(1,690.2)	-	(1,634.5)	(1,634.5)
Employee benefits	951.2	-	951.2	1,278.2	(2.0)	1,276.2
Trade payables	3,232.8	(2.9)	3,229.9	4,113.3	(1.1)	4,112.2
Trade receivables	38.6	(3.8)	34.8	50.6	-	50.6
Derivatives	95.1	(44.8)	50.3	232.2	(72.4)	159.8
Interest-Bearing Loans and Borrowings	0.5	(0.9)	(0.4)	-	(1.6)	(1.6)
Inventories	413.9	(139.3)	274.6	328.2	(49.1)	279.1
Property, plant and equipment	899.5	(2,177.1)	(1,277.6)	645.4	(2,027.0)	(1,381.6)
Withholding tax on undistributed profits and royalties	-	(1,877.6)	(1,877.6)	-	(2,079.5)	(2,079.5)
Investments in joint ventures	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Losses carried forward	2,660.7	-	2,660.7	1,298.8	-	1,298.8
Provisions	819.3	-	819.3	696.9	(0.2)	696.7
Impact of the adoption of IFRS 16 (Leases)	35.1	(11.4)	23.7	78.6	(0.3)	78.3
ICMS on the assessment bases of PIS/COFINS	-	(168.2)	(168.2)	-	(1,019.6)	(1,019.6)
Other items	260.8	(164.1)	96.7	110.3	(19.9)	90.4
Gross deferred tax assets/(liabilities)	9,415.0	(6,701.9)	2,713.1	8,845.0	(7,331.3)	1,513.7
Netting by taxable entity	(2,976.2)	2,976.2	-	(4,117.3)	4,117.3	-
Net deferred tax assets/(liabilities)	6,438.8	(3,725.7)	2,713.1	4,727.7	(3,214.0)	1,513.7

Schedule of deferred tax assets and liabilities

	2022
Deferred taxes not related to tax losses	to be realized within 12 months	to be realized after 12 months	Total

Investment securities	-	7.5	7.5
Intangible	(1.3)	(1,688.9)	(1,690.2)
Employee benefits	230.8	720.4	951.2
Trade payables	(209.4)	3,439.3	3,229.9
Trade receivables	25.8	9.0	34.8
Derivatives	(199.9)	250.2	50.3
Interest-bearing loans and borrowings	(0.6)	0.2	(0.4)
Inventories	403.3	(128.7)	274.6
Property, plant and equipment	51.7	(1,329.3)	(1,277.6)
Withholding tax on undistributed profits and royalties	(172.7)	(1,704.9)	(1,877.6)
Investments in joint ventures	-	(421.6)	(421.6)
Provisions	465.2	354.1	819.3
Impact of the adoption of IFRS 16 (Leases)	-	23.7	23.7
ICMS on the assessment bases of PIS/COFINS	-	(168.2)	(168.2)
Other items	29.0	67.7	96.7
Total	621.9	(569.5)	52.4

Schedule of deferred tax realization related to tax losses

Deferred tax related to tax losses	2022
2023	256.9
2024	168.7
2025	102.9
2026	106.6
2027	1,146.6
2028 a 2030	799.5
2031 a 2032 (i)	79.5
Total	2,660.7

(i)	There is no expectation of realization beyond a term of ten years.

Schedule of net change in deferred income tax and social contribution

At December 31, 2020	1,517.4
Recognition of actuarial gains/(losses)	(116.6)
Investment hedge – put option granted on subsidiaries	(99.7)
Cash flow hedge – gains/(losses)	(239.9)
Gains/(losses) on translation of other foreign operations	398.0
Recognized in other comprehensive income	(58.2)
Recognized in the income statement	632.0
Changes directly in the balance sheet	(577.5)
Recognized in deferred tax	(256.1)
Effect of application of IAS 29 (hyperinflation)	(256.1)
Recognized in other balance sheet group	(321.4)
At December 31, 2021	1,513.7
Recognition of actuarial gains/(losses)	(146.9)
Investment hedge – put option granted on subsidiaries	(105.0)
Cash flow hedge – gains/(losses)	41.3
Gains/(losses) on translation of other foreign operations	(419.3)
Recognized in other comprehensive income	(629.9)
Recognized in the income statement	2,374.5
Changes directly in the balance sheet	(545.2)
Recognized in deferred tax	(595.5)
Effect of application of IAS 29 (hyperinflation)	(595.5)
Recognized in other balance sheet group	50.3
At December 31, 2022	2,713.1